TRANSACTIONS	12 Months Ended
Dec. 31, 2025
TRANSACTIONS
TRANSACTIONS
6.	TRANSACTIONS
(a)	Sale of Argentina assets and discontinued operation

On July 19, 2024, the Company completed the sale of all of its shares in a previously wholly held subsidiary, 2847312 Ontario Inc., which held all of the Company’s assets in the Argentina reporting segment, to a third-party buyer, Jaguar Uranium Corp. (“Jaguar Uranium” or the “Buyer”). The net assets of the Argentina reporting segment primarily included the Laguna Salada project and the Huemul project. All income and expenses related to the Argentina reporting segment were presented as a discontinued operation as at December 31, 2024.

Consideration received from the sale primarily included:

●	US$10.0 million of common shares of the Buyer, being 2,000,000 shares at a price of US$5.00 per share. Should the Buyer complete a public listing or a concurrent financing at less than the price of US$5.00 per share, the Company is entitled to additional common shares (“Top Up Shares”) of the Buyer such that the total common shares held maintains a value of US$10.0 million, with the amount of Top Up Shares issued limited to a minimum price of US$4.00 per share. Should the Buyer not complete a public listing or not complete a concurrent financing within 12 months of the closing date, the Company is entitled to additional common shares of the Buyer (the “Additional Jaguar Uranium Shares”).
●	Net Smelter Returns (“NSR”) royalty of 2% on all production from the Laguna Salada project (“Laguna Salada NSR”). The Buyer retains a buy-back option for 1% of the Laguna Salada NSR, exercisable for 7 years at a price of US$2.5 million.
●	NSR royalty of 1% on all production from the Huemul project (“Huemul NSR”). The Company retained a buy-back option on an existing royalty agreement on the Huemul project (“Huemul Buy-back Option”).

The Company accounted for the Top Up Shares and Additional Jaguar Uranium Shares as contingent assets. On July 19, 2025, the Company became entitled to receive the Additional Jaguar Uranium Shares because the Buyer did not complete a public listing within the specified timeframe. No value has been recorded as of December 31, 2025 for the Additional Jaguar Uranium Shares.

Subsequent to December 31, 2025, the Company was issued the Additional Jaguar Uranium Shares and the Top Up Shares after Jaguar Uranium completed a public listing and a concurrent financing at a price of US$4.00 per share.

The Company determined the carrying amount of the Laguna Salada NSR, Huemul NSR, and the Buy-back Option to be $nil at the time of the sale.

The gain on disposal of the asset group was as follows:

Common shares received	$13,727,000
Disposal costs incurred	(165,037)
Reclassification of cumulative currency translation adjustments	(1,686)
Net proceeds	$13,560,277

Cash	24,728
Accounts receivable	52,850
Exploration and evaluation assets (Note 9b)	8,182,088
Net assets sold	$8,259,666

Gain on disposal of Argentina assets	$5,300,611

6.	TRANSACTIONS (continued)
(a)	Sale of Argentina assets and discontinued operation (continued)

The results from the discontinued operations of the Argentina reporting segment for the years ended:

	2025	2024
Office and administrative expenses	$—	$73,600
Professional and consultant fees	—	54,758
Loss from discontinued operations	$—	$(128,358)

Basic and diluted loss per share – discontinued operations	$—	$(0.00)

There are no cash flow amounts related to the Argentina reporting segment included in the statement of cash flows for the year ended December 31, 2025. Net cash used in operating activities during the year ended December 31, 2024 was $34,342. Net cash provided by investing activities of the Argentina reporting segment during the year ended December 31, 2024 was $6,118, which is inclusive of non-cash changes in accounts payable directly related to exploration and evaluation assets. The effects of exchange rate changes on cash during the year ended December 31, 2024 was $997.

(b)	Terminated transaction with Anfield Energy Inc.

On October 1, 2024, the Company and Anfield Energy Inc. (“Anfield Energy”) entered into a definitive agreement (the “Arrangement Agreement”), pursuant to which IsoEnergy would acquire all of the issued and outstanding common shares of Anfield Energy by way of a court-approved plan of arrangement (the “AEC Arrangement”). In connection with the AEC Arrangement, IsoEnergy provided a bridge loan in the form of a promissory note of approximately $6.0 million to Anfield Energy, with an interest rate of 15% per annum and a maturity date of April 1, 2025 (the “Bridge Loan”). The Bridge Loan was issued for purposes of satisfying working capital and other obligations of Anfield Energy through to the closing of the proposed transaction. IsoEnergy also provided an indemnity for up to US$3.0 million in principal with respect to certain of Anfield Energy’s property obligations (the “Indemnity”). The Bridge Loan and the Indemnity were both secured by a security interest in all the assets, property and undertaking of Anfield Energy and guaranteed by certain subsidiaries of Anfield Energy. The Bridge Loan, Indemnity and related security were subordinate to certain senior indebtedness of Anfield. The Bridge Loan was immediately repayable, among other circumstances, in the event the Arrangement Agreement is terminated by either IsoEnergy or Anfield Energy for any reason.

The Arrangement Agreement provided that either party could unilaterally terminate the Arrangement Agreement if all conditions precedent had not been satisfied by December 31, 2024. Anfield Energy terminated the Arrangement Agreement on January 14, 2025. Included in the loan receivable at December 31, 2024, was $5,899,864 advanced to Anfield Energy under the Bridge Loan and accrued interest of $220,639. Anfield Energy repaid the full amount due under the Bridge Loan, including accrued interest, on January 21, 2025. The Company received a full and final release from the Indemnity on March 3, 2025.

6.	TRANSACTIONS (continued)
(c)	Joint Venture Agreement with Purepoint Uranium

On October 21, 2024, the Company entered into a contribution agreement with Purepoint Uranium in connection with the creation of an unincorporated joint venture for the exploration and development of a portfolio of uranium properties in northern Saskatchewan’s Athabasca Basin. The Purepoint Joint Venture is governed by a formal joint venture agreement (the “Joint Venture Agreement”) and not through any other separate legal vehicle or entity. The Joint Venture Agreement closed on December 18, 2024 following a concurrent financing completed by Purepoint Uranium (the “Purepoint Financing”) and receipt of all regulatory approvals. The parties contributed the following properties from its respective portfolios of exploration projects to create the Purepoint Joint Venture:

●	IsoEnergy: Geiger, Thorburn Lake, Full Moon, Edge, Collins Bay Extension, North Thorburn, 2Z Lake, and Madison
●	Purepoint Uranium: Turnor Lake and Red Willow

The properties contributed was subsequently reconstituted as three projects: Dorado, Aurora, and the Celeste Block (together, the “Joint Venture Properties”).

The Company initially held a 60% interest and Purepoint Uranium initially held a 40% interest in the Purepoint Joint Venture. The Joint Venture Agreement included an option to adjust the interests to 50% for each party through the exercise of mutually exclusive put and call options, such that the Company had an option to sell (the “Put Option”) and Purepoint Uranium had an option to acquire (the “Call Option”) 10% of IsoEnergy’s initial interest in exchange for 4,000,000 common shares of Purepoint Uranium. The Company exercised its Put Option on January 14, 2025 and the interests in the Purepoint Joint Venture for both the Company and Purepoint Uranium are now 50%. After the exercise of the put option, the Company’s carrying amount in the Purepoint Joint Venture was reduced by $1,060,000, based on the closing share price of Purepoint Uranium on the exercise date. After the exercise of the Put Option, the Company holds a further option to purchase an additional 1% interest in the Purepoint Joint Venture from Purepoint Uranium in exchange for $2.0 million (the “Additional Option”). The Additional Option expires on the earlier of February 28, 2026 or 60 days following a material uranium discovery.

The ownership interests of each party are subject to standard dilution if either party fails to contribute to approved programs or expenditures of the Joint Venture Properties. If either party’s interest is reduced to 10% or less, then that party will relinquish its entire interest in the Purepoint Joint Venture in exchange for a 2% NSR royalty on the Joint Venture Properties. The remaining party can purchase 1% of the NSR royalty for $2.0 million.

Purepoint Uranium acts as the operator of the Joint Venture Properties in the exploration phase. Once the Joint Venture Properties advance to the pre-development stage, the Company will assume the role of operator.

6.	TRANSACTIONS (continued)
(d)	Sale of Mountain Lake property

On November 13, 2024, the Company entered into an asset purchase agreement with Future Fuels Inc. (“Future Fuels”) pursuant to which the Company agreed to sell all its right, title and interest in the Mountain Lake property located in Nunavut.

The sale closed on February 14, 2025. The Company received the following as consideration on closing:

●	$8,625,000 of common shares of Future Fuels, being 12,500,000 shares at a fair value of $0.69 per share based on the closing share price of Future Fuels on the sale closing date.
●	2% NSR royalty payable on all production from Mountain Lake, of which 1% can be repurchased by Future Fuels for $1,000,000 (the “Mountain Lake NSR”).
●	1% NSR royalty on all uranium production from Future Fuels’ properties in Nunavut other than Mountain Lake (the “Nunavut NSR”).
●	An additional 2,500,000 common shares of Future Fuels (the “Deferred Future Fuels Shares”), issuable on the earliest date practicable such that it will not result in the Company owning or controlling more than 19.99% of the outstanding common shares of Future Fuels.

The Company accounted for the Deferred Future Fuels Shares as a contingent asset and received the Deferred Future Fuels Shares on October 3, 2025, valued at $2,250,000 based on the closing share price of Future Fuels on that date.

The Company recognized $1,936,944 in royalty assets for the Mountain Lake NSR and Nunavut NSR as a current asset, based on its fair value. The Company initiated negotiations and eventually agreed to the sale of the Mountain Lake NSR and Nunavut NSR, to an unrelated third-party buyer, shortly after closing the sale with Future Fuels (Note 6e).

The gain on sale of the Mountain Lake property is as follows:

Common shares received	$8,625,000
Deferred Future Fuels Shares received	2,250,000
Royalty assets received	1,936,944
Disposal costs incurred	(41,903)
Net proceeds	$12,770,041

Exploration and evaluation assets (Note 9b)	151,010
Net assets sold	$151,010

Gain on sale of Mountain Lake property	$12,619,031

6.	TRANSACTIONS (continued)
(e)	Sale of Royalty Assets

On May 15, 2025, the Company, along with its wholly owned subsidiary, Consolidated Uranium, completed a royalty purchase agreement with Royal Uranium Inc. (“Royal Uranium”) pursuant to which the Company agreed to sell all its royalty assets, which includes the Laguna Salada NSR, Huemul NSR, Huemul Buy-back Option, Mountain Lake NSR, and Nunavut NSR (all together, the “Royalty Assets”). Consideration received from the sale of the Royalty Assets was $2,800,000 of common shares of Royal Uranium, being 8,000,000 shares at a price of $0.35 per share. The royalty purchase agreement assigned consideration of $1,936,944 to the Mountain Lake NSR and Nunavut NSR and $863,056 to the Laguna Salada NSR, Huemul NSR and Huemul Buy-back Option. The Company and Royal Uranium entered into an investor rights agreement, providing the Company with the right to nominate one director to the Royal Uranium board of directors and to participate in future equity financings of Royal Uranium to maintain its pro rata share ownership.

The gain on sale of the Royalty Assets is as follows:

Common shares received	$2,800,000
Disposal costs incurred	(42,662)
Net proceeds	$2,757,338

Royalty assets (Note 6d)	1,936,944
Net assets sold	$1,936,944

Gain on sale of Royalty Assets	$820,394

(f)	Proposed acquisition of Toro Energy Limited

On October 12, 2025, the Company and Toro Energy Limited (“Toro Energy”) entered into a scheme implementation deed (the “SID”) pursuant to which IsoEnergy, through one of its wholly owned subsidiaries, will acquire all of the issued and outstanding ordinary shares of Toro Energy (the “Toro Energy Shares”) by way of a scheme of arrangement under Australia’s Corporations Act 2001 (Cth) (the “Toro Scheme”). Toro Energy is an Australian Securities Exchange (“ASX”) listed company that owns 100% of the Wiluna uranium project in Western Australia, Australia, as well as other exploration stage uranium properties in Australia.

Under the terms of the SID, shareholders of Toro Energy (the “Toro Energy Shareholders”) will receive 0.036 of a common share of IsoEnergy for each Toro Energy Share. Completion of the Toro Scheme is subject to various conditions, including but not limited to: approval of Toro Energy Shareholders; court approval; applicable regulatory approvals, including approval of the ASX, TSX, and NYSE American; and an independent expert concluding and continuing to conclude that the Toro Scheme is in the best interests of Toro Energy Shareholders.

The SID includes customary representations and warranties for a transaction of this nature, as well as notification obligations and a matching right regime in the event any superior proposal is received by Toro Energy. The SID also provides for customary deal-protection measures, including a break fee of approximately AUD$700,000, payable by either IsoEnergy or Toro Energy in certain circumstances.

6.	TRANSACTIONS (continued)
(f)	Proposed acquisition of Toro Energy Limited (continued)

Following the completion of the Toro Scheme, the IsoEnergy Shares will continue to trade on the TSX and NYSE-A and the Toro Energy Shares will be delisted from the ASX. The Company retained an investment bank to advise on the Toro Scheme and provide a fairness opinion to the Company’s Board of Directors, for which the investment bank is entitled to a fixed fee customary for this type of transaction, no part of which is contingent upon the opinion being favourable or upon completion the Toro Scheme or any alternative transaction. The Company has also agreed to pay an additional fee for the investment bank’s advisory services in connection with the Toro Scheme, which is contingent on its successful completion.

Toro Energy Shareholders will be asked to approve the Toro Scheme at a shareholder meeting (the “Toro Energy Shareholders Meeting”). The Toro Scheme is expected to close after the Toro Energy Shareholders Meeting, which is expected to take place in the first half of 2026. Costs incurred as of December 31, 2025 in respect of the Toro Scheme of $682,258 are included in prepaid expenses.